Note 16 - Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		Dec. 31, 2019	[1]	Dec. 31, 2018 [2]
Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [Line Items]
Net assets of the equity method investee		€ 770		€ 685
Groups ownership percentage on the investees equity		30.00%	[3]	30.00%
Groups share of net assets		€ 231		€ 206
Goodwill		17		17
Intangible Assets		14		14
Other adjustments		(1)		(1)
Carrying amount	[4]	€ 261		€ 236

[1]	December 2019 numbers are based on 2019 unaudited financials
[2]	December 2018 numbers are based on 2018 audited financials
[3]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[4]	There is no impairment loss in 2019 (EUR0million in 2018